Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 26, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Fort Pitt Capital Total Return Fund (S000032592)

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, the Fort Pitt Capital Total Return Fund, hereby submits Post-Effective Amendment No. 368 to the Trust’s Registration Statement for the sole purpose of designating June 21, 2011, as the new effective date for Post-Effective Amendment No. 348, previously filed on Form N-1A on February 25, 2011.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

ADVISORS SERIES TRUST

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Trust Secretary

Enclosure